As filed with the Securities and Exchange Commission on May 21, 2012

Securities Act File No. 002-17226

Investment Company Act No. 811-0994

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1933

Post-effective Amendment No. 89	☑

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Post-effective Amendment No. 51	☑

(Check appropriate box or boxes)

BURNHAM INVESTORS TRUST

1325 Avenue of the Americas

New York, New York 10019

(Address of Principal Executive Offices)

Registrant’s Telephone Number; including Area Code: (800) 874-FUND

Jon M. Burnham

1325 Avenue of the Americas, 26th Floor

New York, New York 10019

(Name and Address of Agent for Service of Process)

Copies of Communications to:

Michael P. Malloy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 89 to the Registration Statement of Burnham Investors Trust (the “Trust”) hereby incorporates. This PEA No. 89 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 88 to the Trust’s Registration Statement.

The exhibits filed herewith do not constitute the complete publicly filed disclosure of the Trust and should be used in conjunction with the complete prospectuses of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Burnham Investors Trust certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this post-effective amendment No. 89 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 21st day of May, 2012.

BURNHAM INVESTORS TRUST
By:	/s/ Jon M. Burnham
Jon M. Burnham
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this post-effective amendment No. 89 to the registration statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

s/ Jon M. Burnham
Jon M. Burnham	President, Chief Executive Officer, Chairman and Trustee	May 21, 2012

/s/ Michael E. Barna
Michael E. Barna	Executive Vice President, Chief Financial Officer and Secretary	May 21, 2012

Joyce E. Heinzerling*	Trustee	May 21, 2012

Bruce Mac Corkindale*	Trustee	May 21, 2012

John C. McDonald*	Trustee	May 21, 2012

Robert F. Shapiro*	Trustee	May 21, 2012

*By:	/s/ Michael E. Barna

Michael E. Barna, Attorney-in-fact under powers of attorney previously filed.

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase